MORGAN STANLEY FUNDAMENTAL VALUE FUND

522 Fifth Avenue

New York, New York 10036

February 1, 2008

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:	Morgan Stanley Fundamental Value Fund
File Nos.:333-92322; 811-21160
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 25, 2008.

Very truly yours,

/s/ Elisa Mitchell________

Elisa Mitchell

Assistant Secretary

Enclosure

cc:

Amy R. Doberman